Leeb Resources Fund
LEEB FOCUS FUND LEEB RESOURCES FUND Supplement to Prospectus dated June 30, 2011
Adoption of Redemption Fee. Effective for purchases on or after October 4, 2011, the Leeb Resources Fund will assess a 2% redemption fee against investment proceeds in connection with a redemption of shares that were purchased within 60 calendar days of such redemption. Shares received from reinvested distributions or capital gains are not subject to the redemption fee. The Board of Trustees has adopted this policy to discourage short-term traders and/or market timers from investing in the Resources Fund. All references in the prospectus to the redemption fee are hereby modified to apply to the Resources Fund as well as the Focus Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 3, 2011
Prospectus Date	rr_ProspectusDate	Jun 30, 2011
Leeb Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ust1199046_SupplementTextBlock	LEEB FOCUS FUND LEEB RESOURCES FUND Supplement to Prospectus dated June 30, 2011
Supplement Redemption Fee [Text Block]	ust1199046_SupplementRedemptionFeeTextBlock	Adoption of Redemption Fee. Effective for purchases on or after October 4, 2011, the Leeb Resources Fund will assess a 2% redemption fee against investment proceeds in connection with a redemption of shares that were purchased within 60 calendar days of such redemption. Shares received from reinvested distributions or capital gains are not subject to the redemption fee. The Board of Trustees has adopted this policy to discourage short-term traders and/or market timers from investing in the Resources Fund. All references in the prospectus to the redemption fee are hereby modified to apply to the Resources Fund as well as the Focus Fund.